Equity - Summarised financial information attributable to non-controlling interests (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income statement
Sales	£ 19,153	£ 17,697	£ 19,294
Net sales	12,733	11,752	12,867
Profit for the year	2,799	1,454	3,337
Other comprehensive (loss)/income	(865)	(164)	287
Total comprehensive (loss)/income for the year	1,934	1,290	3,624
Attributable to non-controlling interests	(35)	8	232
Balance sheet
Non-current assets	20,508	21,837
Current assets	11,445	11,471
Non-current liabilities	(16,380)	(18,372)
Current liabilities	(7,142)	(6,496)
Net assets	8,431	8,440
Attributable to non-controlling interests	1,534	1,668
Cash flow
Net cash inflow from operating activities	3,654	2,320	3,248
Net cash outflow from investing activities	(1,091)	(805)	(270)
Net cash outflow from financing activities	(2,794)	1,037	(2,924)
Net (decrease)/increase in net cash and cash equivalents	(231)	2,552	54
Exchange differences	(285)	(120)	(26)
USL
Income statement
Sales	3,005
Net sales	877
Profit for the year	85
Other comprehensive (loss)/income	(182)
Total comprehensive (loss)/income for the year	(97)
Attributable to non-controlling interests	(42)
Balance sheet
Non-current assets	1,823
Current assets	584
Non-current liabilities	(302)
Current liabilities	(433)
Net assets	1,672
Attributable to non-controlling interests	714
Cash flow
Net cash inflow from operating activities	149
Net cash outflow from investing activities	(10)
Net cash outflow from financing activities	(142)
Net (decrease)/increase in net cash and cash equivalents	(3)
Exchange differences	0
Dividends payable to non-controlling interests	0
Others
Income statement
Sales	2,135
Net sales	1,676
Profit for the year	213
Other comprehensive (loss)/income	(252)
Total comprehensive (loss)/income for the year	(39)
Attributable to non-controlling interests	7
Balance sheet
Non-current assets	2,846
Current assets	908
Non-current liabilities	(1,054)
Current liabilities	(902)
Net assets	1,798
Attributable to non-controlling interests	820
Cash flow
Net cash inflow from operating activities	512
Net cash outflow from investing activities	(127)
Net cash outflow from financing activities	(229)
Net (decrease)/increase in net cash and cash equivalents	156
Exchange differences	(19)
Dividends payable to non-controlling interests	(72)
Entities value for subsidiary
Income statement
Sales	5,140	4,688	5,346
Net sales	2,553	2,314	2,656
Profit for the year	298	85	383
Other comprehensive (loss)/income	(434)	(96)	137
Total comprehensive (loss)/income for the year	(136)	(11)	520
Attributable to non-controlling interests	(35)	8	234
Balance sheet
Non-current assets	4,669	5,170	5,313
Current assets	1,492	1,280	1,469
Non-current liabilities	(1,356)	(1,459)	(1,526)
Current liabilities	(1,335)	(1,188)	(1,204)
Net assets	3,470	3,803	4,052
Attributable to non-controlling interests	1,534	1,668	1,795
Cash flow
Net cash inflow from operating activities	661	233	542
Net cash outflow from investing activities	(137)	(152)	(157)
Net cash outflow from financing activities	(371)	(209)	(266)
Net (decrease)/increase in net cash and cash equivalents	153	(128)	119
Exchange differences	(19)	(3)	3
Dividends payable to non-controlling interests	£ (72)	£ (117)	£ (114)